Short-Term Deposits and Marketable Securities	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Short-Term Deposits and Marketable Securities	SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES
To optimize the return yield on its short-term investments, the Company invested $1,450 million of available cash in short-term deposits as of December 31, 2024, compared to $1,226 million as of December 31, 2023.
The Company also invested available liquidity in marketable securities. Changes in the fair value of marketable securities are detailed in the tables below:

	December 31, 2023	Purchase	Accretion	Proceeds at maturity	Change in fair value included in Other Comprehensive Income (“OCI”)	December 31, 2024
U.S. Treasury debt securities	1,635	2,980	87	(2,251)	1	2,452
Total	1,635	2,980	87	(2,251)	1	2,452

	December 31, 2022	Purchase	Accretion	Proceeds at maturity	Change in fair value included in Other Comprehensive Income (“OCI”)	December 31, 2023
U.S. Treasury debt securities	679	1,653	47	(750)	6	1,635
Total	679	1,653	47	(750)	6	1,635
In 2024, the Company invested $2,980 million available cash in U.S. Treasury bonds and U.S. Treasury bills. The debt securities have a rating of Aaa/AA+/AA+ from Moody’s, S&P and Fitch, respectively, with a weighted average maturity of 1.4 years. The debt securities are reported as current assets on the line “Marketable securities” on the consolidated balance sheets, since they represent investments of funds available for current operations. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of the amortized cost basis. The bonds are classified as available-for-sale financial assets and recorded at fair value as of December 31, 2024. The fair value measurement corresponds to a Level 1 fair value hierarchy measurement. The aggregate amortized cost basis of these securities totaled $2,460 million as of December 31, 2024.
Marketable securities totaling $1,000 million at principal amount were transferred to financial institutions as part of short-term securities lending transactions, in compliance with corporate policies. The Company, acting as the securities lender, does not hold any collateral in this unsecured securities lending transactions. The Company retains effective control on the transferred securities.
As of December 31, 2023, the Company held $1,635 million in marketable securities classified as available-for-sale debt securities.
The below table details debt securities that were in an unrealized loss position for less than 12 months and more than 12 months as of December 31, 2024:

	December 31, 2024
	Less than 12 months		More than 12 months		Total
Description	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury debt securities	448	(2)	443	(9)	891	(11)
Total	448	(2)	443	(9)	891	(11)
Debt securities that were in an unrealized gain position as of December 31, 2024, were reported at a fair value of $1,561 million with an unrealized gain of $3 million.
The below table details debt securities that were in an unrealized loss position for less than 12 months or more than 12 months as of December 31, 2023:

	December 31, 2023
	Less than 12 months		More than 12 months		Total
Description	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury Bonds	429	(12)	157	(1)	586	(13)
Total	429	(12)	157	(1)	586	(13)
Debt securities that were in an unrealized gain position as of December 31, 2023, were reported at a fair value of $1,049 million with an unrealized gain of $4 million.